Pacer Data and Digital Revolution ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 0.0% (a)
Uniti Group, Inc. (b)	28,477	$ 276,796

Industrials - 13.1%
AAON, Inc.	9,866	878,666
ABB Ltd.	219,539	21,578,075
AQ Group AB	10,882	233,838
Atkore, Inc.	3,958	288,776
Carrier Global Corp.	100,189	6,192,682
Cenergy Holdings SA	25,273	622,847
Eaton Corp. PLC	46,706	19,392,331
Furukawa Electric Co. Ltd.	83,700	1,653,236
Huber + Suhner AG	2,269	531,177
Johnson Controls International PLC	73,294	10,749,298
Legrand SA	31,628	4,781,590
Munters Group AB (c)	21,984	389,444
Nexans SA	5,211	790,209
nVent Electric PLC	19,375	2,980,456
Prysmian SpA	35,738	4,942,424
Schneider Electric SE	69,389	23,120,353
SPX Technologies, Inc. (b)	6,030	1,324,309
Standex International Corp.	1,447	429,035
SWCC Corp.	3,577	254,978
Time Interconnect Technology Ltd.	244,805	411,775
Trane Technologies PLC	26,650	12,124,417
Vertiv Holdings Co. - Class A	46,194	11,159,085
		124,829,001

Information Technology - 86.7% (d)
A10 Networks, Inc.	8,581	253,740
ADTRAN Holdings, Inc. (b)	9,653	82,147
Advanced Micro Devices, Inc. (b)	108,536	51,679,416
Akamai Technologies, Inc. (b)	17,753	2,044,791
Ambarella, Inc. (b)	5,137	441,782
Arista Networks, Inc. (b)	151,526	27,327,714
ARM Holdings PLC - ADR (b)(e)	127,740	30,618,001
Astera Labs, Inc. (b)	20,665	6,431,568
Belden, Inc.	4,571	567,033
Broadcom, Inc.	222,564	86,639,714
Check Point Software Technologies Ltd. (b)	12,561	1,596,880
Ciena Corp. (b)	17,038	6,424,178
Cisco Systems, Inc.	388,720	45,087,633
Commvault Systems, Inc. (b)	5,285	622,573
CoreWeave, Inc. - Class A (b)(e)	53,798	3,861,082
Credo Technology Group Holding Ltd. (b)	22,238	4,603,044
Crowdstrike Holdings, Inc. - Class A (b)	122,178	23,318,893
Datadog, Inc. - Class A (b)	39,612	10,614,828
Dell Technologies, Inc. - Class C	39,175	15,880,370
Digi International, Inc. (b)	4,444	309,836
DigitalOcean Holdings, Inc. (b)	12,582	1,478,385
Dynatrace, Inc. (b)	35,976	1,594,456
Elastic NV (b)	12,336	811,585
Extreme Networks, Inc. (b)	15,579	469,551

F5, Inc. (b)	6,787		2,732,243
FIT Hon Teng Ltd. (b)(c)	870,697		521,867
Fortinet, Inc. (b)	89,014		14,415,817
Gilat Satellite Networks Ltd. (b)	8,923		98,599
Hewlett Packard Enterprise Co.	160,058		7,666,778
Intel Corp. (b)	334,686		30,188,677
Kingsoft Cloud Holdings Ltd. (b)	527,067		390,515
Kioxia Holdings Corp. (b)	65,655		19,173,858
MACOM Technology Solutions Holdings, Inc. (b)	9,164		2,304,196
Marvell Technology, Inc.	105,275		19,745,379
MaxLinear, Inc. (b)	10,795		721,322
Micron Technology, Inc.	75,075		61,788,977
MongoDB, Inc. (b)	9,695		3,271,869
Montage Technology Co. Ltd. - Class H	8,940		306,680
Nebius Group NV (b)(e)	26,315		5,010,639
NetApp, Inc.	23,797		4,247,764
NetScout Systems, Inc. (b)	8,600		349,762
Nokia OYJ	691,670		6,332,980
Nutanix, Inc. (b)	31,976		1,886,904
NVIDIA Corp.	444,711		89,275,733
Oracle Corp.	191,537		24,874,910
Palo Alto Networks, Inc. (b)	98,258		32,604,952
Penguin Solutions, Inc. (b)	6,011		316,359
Pure Storage, Inc. (b)	39,858		3,075,842
QUALCOMM, Inc.	126,842		18,723,148
Qualys, Inc. (b)	4,232		612,582
Radware Ltd. (b)	5,078		132,993
Rubrik, Inc. - Class A (b)	19,411		1,404,580
Sandisk Corp. (b)	17,809		21,634,907
Seagate Technology Holdings PLC	27,038		23,148,043
Semtech Corp. (b)	11,212		1,320,998
SentinelOne, Inc. - Class A (b)	39,775		758,111
Shenzhen Xunce Technology Co. Ltd. - Class H (b)	31,815		419,921
Silicon Motion Technology Corp. - ADR	4,088		1,036,717
SK Hynix, Inc.	200		241,004
SK Hynix, Inc. - GDR (c)	46,158		50,982,776
Snowflake, Inc. (b)	41,688		12,226,257
Super Micro Computer, Inc. (b)(e)	72,246		2,051,786
Synaptics, Inc. (b)	4,642		498,179
TE Connectivity PLC	35,197		7,239,671
Tenable Holdings, Inc. (b)	13,090		427,258
Teradata Corp. (b)	11,109		344,268
Trend Micro, Inc.	16,752		667,134
Ubiquiti, Inc.	7,288		4,055,918
Varonis Systems, Inc. (b)	13,631		544,558
Western Digital Corp.	41,569		22,648,454
Zscaler, Inc. (b)	19,388		2,931,466
			828,112,551
TOTAL COMMON STOCKS (Cost $853,571,730)			953,218,348

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.6%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (f)	34,133,587		34,133,587
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $34,133,587)			34,133,587

TOTAL INVESTMENTS - 103.4% (Cost $887,705,317)			987,351,935
Liabilities in Excess of Other Assets - (3.4)%		(0.03438)	(32,815,397)

TOTAL NET ASSETS - 100.0%	$ 954,536,538
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $51,894,087 or 5.4% of the Fund’s net assets.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $33,311,637.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Data and Digital Revolution ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 953,218,348	$ –	$ –	$ 953,218,348
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	34,133,587
Total Investments	$ 953,218,348	$ –	$ –	$ 987,351,935

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.